Provisions - Employee obligations - France - (Details) - France $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of provision	1	1
Change in obligation	$ 3,970	$ 1,926
Not later than one year
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,485
Later than one year and not later than two years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,066
Later than two years and not later than three years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,472
Later than three years and not later than four years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,211
Later than four years and not later than five years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,431
Later than five years and not later than ten years [member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	9,190
Ferro Pem S A S [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	29,733	26,834
Current service cost	1,834	1,530
Borrowing costs	383	527
Actuarial differences	(4,570)	2,854
Benefits paid	(1,471)	(972)
Exchange differences	3,859	(1,040)
Obligations at end of year	$ 29,768	$ 29,733